INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Entity Listings [Line Items]
Net operating loss carryforwards	$ 12,810
Total deferred tax assets	42,564
Valuation allowance	(42,564)
Total deferred tax assets, net
Airspan [Member]
Entity Listings [Line Items]
Net operating loss carryforwards	145,355,000	$ 143,439,000	$ 128,823,000
Fixed assets	2,539,000	2,830,000	2,507,000
R&D Amortization	6,393,000	7,296,000	6,348,000
Accruals and reserves	8,238,000	1,096,000	1,094,000
R&D and Other Credits	4,191,000
Share-based compensation	2,306,000	1,742,000	1,678,000
Total deferred tax assets	169,022,000	156,403,000	140,450,000
Intangible assets	(1,395,000)	(2,158,000)	(2,600,000)
Total deferred tax liabilities	(1,395,000)	(2,158,000)	(2,600,000)
Valuation allowance	(167,627,000)	(154,245,000)	(137,850,000)
Total deferred tax assets, net